Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 1,725,506	R$ 1,833,997	R$ 1,661,897
Additions	27,016	195,525
Disposals	(71,041)	(25,873)
Transfers	0	0
Effects of hyperinflation	(145)
Effects of changes in foreign exchange rates	2,483	(2,010)
Business combination	205	438
Decrease through classified as held for sale, property, plant and equipment	(67,009)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,989,408	3,714,040	3,053,019
Additions	759,938	863,937
Disposals	(255,416)	(203,535)
Transfers	0	0
Effects of hyperinflation	(235)
Effects of changes in foreign exchange rates	271	(181)
Business combination	500	438
Decrease through classified as held for sale, property, plant and equipment	(229,690)
Gross carrying amount [member] | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,435,711	2,933,852	2,359,314
Additions	636,547	682,308
Disposals	(131,679)	(107,770)
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	0	0
Business combination	0	0
Decrease through classified as held for sale, property, plant and equipment	(3,009)
Gross carrying amount [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	219,151	300,786	295,330
Additions	34,925	34,252
Disposals	(3,839)	(32,050)
Transfers	375	2,782
Effects of hyperinflation	(74)
Effects of changes in foreign exchange rates	(223)	(49)
Business combination	191	423
Decrease through classified as held for sale, property, plant and equipment	(112,990)
Gross carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,664	103,227	77,594
Additions	6,626	6,583
Disposals	(29,393)	(559)
Transfers	50	19,609
Effects of hyperinflation	2
Effects of changes in foreign exchange rates	(2)	0
Business combination	73	0
Decrease through classified as held for sale, property, plant and equipment	(42,919)
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,034	23,452	23,950
Additions	3,994	3,863
Disposals	(5,739)	(4,935)
Transfers	(168)	575
Effects of hyperinflation	8
Effects of changes in foreign exchange rates	(83)	1
Business combination	3	0
Decrease through classified as held for sale, property, plant and equipment	(5,433)
Gross carrying amount [member] | Furniture And Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,645	26,378	22,684
Additions	2,666	930
Disposals	(3,620)	(268)
Transfers	814	3,006
Effects of hyperinflation	12
Effects of changes in foreign exchange rates	(33)	(11)
Business combination	231	15
Decrease through classified as held for sale, property, plant and equipment	(4,803)
Gross carrying amount [member] | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	705	27,479	27,175
Additions	189	346
Disposals	(26,793)	(47)
Transfers	0	0
Effects of hyperinflation	(183)
Effects of changes in foreign exchange rates	99	(5)
Business combination	0	0
Decrease through classified as held for sale, property, plant and equipment	(86)
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,277	29,687	30,962
Additions	13,537	28,265
Disposals	(5)	(3,568)
Transfers	(1,071)	(25,972)
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	1,127	0
Business combination	2	0
Gross carrying amount [member] | Right of Use Assets - Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,626	4,683	4,880
Additions	0	0
Disposals	(57)	(197)
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	0	0
Business combination	0	0
Gross carrying amount [member] | Right of use assets vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,503	21,073	31,976
Additions	21,265	18,368
Disposals	(2,912)	(29,271)
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	77	0
Business combination	0	0
Gross carrying amount [member] | Right of use assets offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171,092	243,423	179,154
Additions	40,189	89,022
Disposals	(51,379)	(24,870)
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	(691)	(117)
Business combination	0	0
Decrease through classified as held for sale, property, plant and equipment	(60,450)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,263,902)	(1,880,043)	(1,391,122)
Additions	(732,922)	(668,412)
Disposals	184,375	177,662
Transfers	0	0
Effects of hyperinflation	90
Effects of changes in foreign exchange rates	2,212	(1,829)
Business combination	(295)	0
Decrease through classified as held for sale, property, plant and equipment	162,681
Accumulated depreciation | Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,001,138)	(1,510,032)	(1,065,406)
Additions	(611,133)	(535,996)
Disposals	117,018	91,370
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	0	0
Business combination	0	0
Decrease through classified as held for sale, property, plant and equipment	3,009
Accumulated depreciation | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(155,615)	(199,531)	(172,517)
Additions	(42,833)	(55,960)
Disposals	2,667	29,150
Transfers	(20)	0
Effects of hyperinflation	38
Effects of changes in foreign exchange rates	(124)	204
Business combination	(154)	0
Decrease through classified as held for sale, property, plant and equipment	84,342
Accumulated depreciation | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(7,704)	(43,638)	(30,507)
Additions	(15,395)	(14,313)
Disposals	22,074	544
Transfers	0	0
Effects of hyperinflation	2
Effects of changes in foreign exchange rates	(2)	(638)
Business combination	(37)	0
Decrease through classified as held for sale, property, plant and equipment	29,292
Accumulated depreciation | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,351)	(20,702)	(20,039)
Additions	(6,357)	(6,890)
Disposals	5,101	4,814
Transfers	20	0
Effects of hyperinflation	38
Effects of changes in foreign exchange rates	1,922	(1,413)
Business combination	(2)	0
Decrease through classified as held for sale, property, plant and equipment	4,629
Accumulated depreciation | Furniture And Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,208)	(9,171)	(6,798)
Additions	(2,551)	(2,390)
Disposals	2,688	51
Transfers	0	0
Effects of hyperinflation	12
Effects of changes in foreign exchange rates	195	34
Business combination	(102)	0
Decrease through classified as held for sale, property, plant and equipment	2,721
Accumulated depreciation | Vehicles and airplane
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(422)	(8,540)	(5,468)
Additions	(1,357)	(3,092)
Disposals	9,409	35
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	(20)	15
Business combination	0	0
Decrease through classified as held for sale, property, plant and equipment	86
Accumulated depreciation | Right of Use Assets - Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(951)	(1,006)	(1,150)
Additions	(2)	(53)
Disposals	57	197
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	0	0
Business combination	0	0
Accumulated depreciation | Right of use assets vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(20,271)	(9,757)	(23,302)
Additions	(12,957)	(14,839)
Disposals	2,443	28,384
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	0	0
Business combination	0	0
Accumulated depreciation | Right of use assets offices [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(56,242)	(77,666)	R$ (65,935)
Additions	(40,337)	(34,879)
Disposals	22,918	23,117
Transfers	0	0
Effects of hyperinflation	0
Effects of changes in foreign exchange rates	241	(31)
Business combination	0	R$ 0
Decrease through classified as held for sale, property, plant and equipment	R$ 38,602